Stock Option and Purchase Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	271,455	332,800	297,400
Shares, Granted	40,000	40,000	40,000
Shares, Exercised	(92,256)	(55,845)	(2,600)
Shares, Expired	(22,500)	(41,500)	(2,000)
Shares, Terminated	(11,457)	(4,000)
Shares, Ending Balance	185,242	271,455	332,800
Weighted Average Exercise Price, Beginning Balance	$ 27.19	$ 28.19	$ 28.32
Weighted Average Exercise Price, Granted	$ 38.71	$ 25.64	$ 26.53
Weighted Average Exercise Price, Exercised	$ 29.08	$ 13.78	$ 10.92
Weighted Average Exercise Price, Expired	$ 58.33	$ 52.68	$ 37.58
Weighted Average Exercise Price, Ending Balance	$ 24.73	$ 27.19	$ 28.19
Weighted Average Exercise Price, Terminated	$ 30.61	$ 17.59
Aggregate Intrinsic Value, Outstanding, June 29, 2014	$ 7,655
Aggregate Intrinsic Value, Exercisable	$ 3,769	$ 2,104	$ 702
Shares, Exercisable	76,699	139,955	192,700
Shares of common stock available for grant	126,250
Weighted Average Exercise Price, Exercisable	$ 16.91	$ 29.95	$ 33.69
Weighted Average Remaining Contractual Term,Outstanding, June 29, 2014	6 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	4 years 3 months 18 days	4 years 4 months 24 days	4 years 6 months